LOANS AND ADVANCES TO CUSTOMERS, NET - Allowance for loans losses (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	$ (237,728,544)
Ending balance	(251,427,847)
Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	16,223,103	$ 15,479,640
Recovery of charged - off loans	394,114	293,417
Credit impairment charges on loans, advances and financial leases, net	2,957,924	4,102,779
Adjusted stage 3	523,338	500,967
Charges-off	(3,730,356)	(2,825,105)
Translation adjustment	312,712	(588,827)
Ending balance	16,680,835	16,962,871
Commercial | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	6,290,266	7,270,305
Recovery of charged - off loans	66,406	30,171
Credit impairment charges on loans, advances and financial leases, net	362,459	632,430
Adjusted stage 3	166,390	227,468
Charges-off	(407,168)	(425,070)
Translation adjustment	130,146	(294,603)
Ending balance	6,608,499	7,440,701
Consumer | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	7,717,038	6,047,135
Recovery of charged - off loans	260,035	205,040
Credit impairment charges on loans, advances and financial leases, net	2,393,897	3,232,309
Adjusted stage 3	297,922	220,647
Charges-off	(3,118,936)	(2,120,189)
Translation adjustment	147,028	(242,464)
Ending balance	7,696,984	7,342,478
Mortgage | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,023,206	1,024,091
Recovery of charged - off loans	27,696	22,962
Credit impairment charges on loans, advances and financial leases, net	137,446	114,891
Adjusted stage 3	18,271	15,398
Charges-off	(65,587)	(65,019)
Translation adjustment	29,076	(41,523)
Ending balance	1,170,108	1,070,800
Financial Leases | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,024,575	1,013,074
Recovery of charged - off loans	36,741	34,397
Credit impairment charges on loans, advances and financial leases, net	58,128	77,524
Adjusted stage 3	35,605	32,256
Charges-off	(86,742)	(178,133)
Translation adjustment	4,800	(5,179)
Ending balance	1,073,107	973,939
Small Business Loans | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	168,018	125,035
Recovery of charged - off loans	3,236	847
Credit impairment charges on loans, advances and financial leases, net	5,994	45,625
Adjusted stage 3	5,150	5,198
Charges-off	(51,923)	(36,694)
Translation adjustment	1,662	(5,058)
Ending balance	$ 132,137	$ 134,953